SEGALL BRYANT & HAMILL TRUST

(the “Trust”)

Segall Bryant & Hamill Select Equity ETF (the “Fund”)

Supplement dated March 8, 2024 to the

Statement of Additional Information (“SAI”)

Dated August 25, 2023, as amended September 13, 2023

Effective December 31, 2023, Ms. Jennifer L. Leamer resigned as Assistant Treasurer of the Trust.

Effective January 1, 2024, Mr. Jeff Romie was appointed by the Board to serve as Assistant Treasurer of the Trust.

Effective February 16, 2024, Mr. Jasper R. Frontz resigned as Treasurer and Principal Financial Officer of the Trust. Effective immediately following the resignation of Mr. Frontz, Ms. Jennifer L. Leamer was appointed by the Board to serve as Treasurer and Principal Financial Officer of the Trust.

Accordingly, the SAI is hereby amended as follows:

All references to Ms. Leamer as Assistant Treasurer and Mr. Frontz as Treasurer are hereby deleted from the SAI.

The table in the “Trust Officers” section on page 33 of the SAI is hereby deleted and replaced with the following:

Name, Address(1),Age, Position with Trust, Term of Position	Principal Occupation
Carolyn B. Goldhaber Birth Year 1978 President: Since February 15, 2023	▪ President, Segall Bryant & Hamill, LLC, May 2022 to present. ▪ Chief Financial Officer, Segall Bryant & Hamill, LLC, June 2014 - May 2022.
Jasper R. Frontz, CPA, CFA Birth Year 1968 Chief Compliance Officer: Since September 29, 2004

▪ Chief Compliance Officer, Segall Bryant & Hamill, LLC, March 2024 - Present;

▪ Chief Compliance Officer/SBH Funds, Segall Bryant & Hamill, LLC, May 1, 2018 - March 2024;

▪ Treasurer of the Trust, February 12, 1997 to February 16, 2024;

▪ Chief Compliance Officer and Chief Operations Officer, Denver Investments, March 31, 2014 to April 30, 2018; Partner;

▪ Denver Investments, January 1, 2014 to April 30, 2018; prior thereto, Vice President, May 2000 to December 2013, and Director of Mutual Fund Administration, June 1997 to May 2000, Denver Investments.

Jennifer L. Leamer Birth Year 1976 Treasurer: Since February 16, 2024

▪ Fund Controller, Segall Bryant & Hamill, LLC January 2024 to present;

▪ SVP, Fund Accounting of Ultimus Fund Solutions, LLC, 2020 to December 2023;

▪ Mutual Fund Controller of Ultimus Fund Solutions, LLC, 2014 to December 2023;

▪ Ultimus Managers Trust, Treasurer, October 2014 to December 2023;

▪ Ultimus Managers Trust, Assistant Treasurer, April 2014 to October 2014;

▪ Ultimus Fund Solutions, LLC Business Analyst, 2007 to 2014.

Maggie Bull Birth Year 1965 Secretary: Since November 16, 2021

▪ Vice President, Senior Managing Counsel, Ultimus Fund Solutions, LLC, August 2022 to present;

▪ Vice President, Senior Legal Counsel, Ultimus Fund Solutions, LLC, January 2020 to August 2022;

▪ Senior Attorney, Ultimus Fund Solutions, LLC, June 2017 to January 2020;

▪ Chief Compliance Officer and Legal Counsel, Meeder Funds, Meeder Investment Management 2011 to 2016.

Jeff Romie Birth Year 1985 Assistant Treasurer: Since January 1, 2024	▪ Assistant Vice President, Fund Accounting, Ultimus Fund Solutions, LLC, December 2023 to present; ▪ Manager, Fund Accounting, Ultimus Fund Solutions, LLC, September 17, 2017 to December 2023.

(1)	Each Officer is appointed to serve in such capacity until his or her successor is duly appointed and qualified.”
(2)	Each Officer may be contacted by writing to the Officer, c/o Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

The fifth sentence in the third paragraph on page 36 of the SAI is hereby deleted and replaced as follows:

“The Trustees have appointed a Chief Compliance Officer who is an employee of the Adviser.”

The third paragraph on page 37 of the SAI is hereby deleted and replaced as follows:

“Ultimus Fund Solutions, LLC, (“Ultimus”), of which Ms. Bull and Mr. Romie are employees, receives compensation as co-administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliate UFD, serves as distributor to the Trust.”

Please retain this supplement with your Statement of Additional Information.